Risk management (Details 9) R$ in Thousands	12 Months Ended
Dec. 31, 2025 BRL (R$)
Interest Rate Reais [Member]
IfrsStatementLineItems [Line Items]
Description	Exposures subject to changes in interest fixed rate
Interest Rate Reais [Member] | Portfolio Scenario 1 [Member]
IfrsStatementLineItems [Line Items]
Portfolio Banking Risk Factor	R$ (28,437)
Interest Rate Reais [Member] | Portfolio Scenario 2 [Member]
IfrsStatementLineItems [Line Items]
Portfolio Banking Risk Factor	(1,169,821)
Interest Rate Reais [Member] | Portfolio Scenario 3 [Member]
IfrsStatementLineItems [Line Items]
Portfolio Banking Risk Factor	R$ (2,443,556)
T R And Long Term Interest Rate T J L P [Member]
IfrsStatementLineItems [Line Items]
Description	Exposures subject to TR and TJLP Coupon Variation
T R And Long Term Interest Rate T J L P [Member] | Portfolio Scenario 1 [Member]
IfrsStatementLineItems [Line Items]
Portfolio Banking Risk Factor	R$ (33,000)
T R And Long Term Interest Rate T J L P [Member] | Portfolio Scenario 2 [Member]
IfrsStatementLineItems [Line Items]
Portfolio Banking Risk Factor	(1,263,118)
T R And Long Term Interest Rate T J L P [Member] | Portfolio Scenario 3 [Member]
IfrsStatementLineItems [Line Items]
Portfolio Banking Risk Factor	R$ (2,370,683)
Inflation [Member]
IfrsStatementLineItems [Line Items]
Description	Exposures subject to change in coupon rates of price indexes
Inflation [Member] | Portfolio Scenario 1 [Member]
IfrsStatementLineItems [Line Items]
Portfolio Banking Risk Factor	R$ (44,311)
Inflation [Member] | Portfolio Scenario 2 [Member]
IfrsStatementLineItems [Line Items]
Portfolio Banking Risk Factor	(761,382)
Inflation [Member] | Portfolio Scenario 3 [Member]
IfrsStatementLineItems [Line Items]
Portfolio Banking Risk Factor	R$ (1,401,492)
Coupon U S Dollar [Member]
IfrsStatementLineItems [Line Items]
Description	Exposures subject to changes in coupon US Dollar rate
Coupon U S Dollar [Member] | Portfolio Scenario 1 [Member]
IfrsStatementLineItems [Line Items]
Portfolio Banking Risk Factor	R$ (4,045)
Coupon U S Dollar [Member] | Portfolio Scenario 2 [Member]
IfrsStatementLineItems [Line Items]
Portfolio Banking Risk Factor	(124,407)
Coupon U S Dollar [Member] | Portfolio Scenario 3 [Member]
IfrsStatementLineItems [Line Items]
Portfolio Banking Risk Factor	R$ (229,753)
Coupon Other Currencies [Member]
IfrsStatementLineItems [Line Items]
Description	Exposures subject to changes in coupon foreign currency rate
Coupon Other Currencies [Member] | Portfolio Scenario 1 [Member]
IfrsStatementLineItems [Line Items]
Portfolio Banking Risk Factor	R$ (2,663)
Coupon Other Currencies [Member] | Portfolio Scenario 2 [Member]
IfrsStatementLineItems [Line Items]
Portfolio Banking Risk Factor	(26,376)
Coupon Other Currencies [Member] | Portfolio Scenario 3 [Member]
IfrsStatementLineItems [Line Items]
Portfolio Banking Risk Factor	R$ (52,505)
Interest Rate Markets International [Member]
IfrsStatementLineItems [Line Items]
Description	Exposures subject to Variation in the Interest Rate of Securities Traded in the International Market
Interest Rate Markets International [Member] | Portfolio Scenario 1 [Member]
IfrsStatementLineItems [Line Items]
Portfolio Banking Risk Factor	R$ (632)
Interest Rate Markets International [Member] | Portfolio Scenario 2 [Member]
IfrsStatementLineItems [Line Items]
Portfolio Banking Risk Factor	(323,146)
Interest Rate Markets International [Member] | Portfolio Scenario 3 [Member]
IfrsStatementLineItems [Line Items]
Portfolio Banking Risk Factor	R$ (732,533)
Foreign Currency [Member]
IfrsStatementLineItems [Line Items]
Description	Exposures subject to foreign exchange
Foreign Currency [Member] | Portfolio Scenario 1 [Member]
IfrsStatementLineItems [Line Items]
Portfolio Banking Risk Factor	R$ (1,205)
Foreign Currency [Member] | Portfolio Scenario 2 [Member]
IfrsStatementLineItems [Line Items]
Portfolio Banking Risk Factor	(30,114)
Foreign Currency [Member] | Portfolio Scenario 3 [Member]
IfrsStatementLineItems [Line Items]
Portfolio Banking Risk Factor	(60,228)
Portfolio Banking Total [Member] | Portfolio Scenario 1 [Member]
IfrsStatementLineItems [Line Items]
Portfolio Banking Risk Factor	(114,293)
Portfolio Banking Total [Member] | Portfolio Scenario 2 [Member]
IfrsStatementLineItems [Line Items]
Portfolio Banking Risk Factor	(3,698,364)
Portfolio Banking Total [Member] | Portfolio Scenario 3 [Member]
IfrsStatementLineItems [Line Items]
Portfolio Banking Risk Factor	R$ (7,290,750)